RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
The following table reflects the related party agreements and transactions in the consolidated statements of income, for the year ended December 31:
(MILLIONS)	2017	2016	2015
Revenues
Power purchase and revenue agreements	$601	$527	$469
Wind levelization agreement	6	8	6
	$607	$535	$475
Direct operating costs
Energy purchases	$(13)	$(3)	$(5)
Energy marketing fee	(24)	(23)	(22)
Insurance services	(19)	(20)	(30)
	$(56)	$(46)	$(57)
Management service costs	$(82)	$(62)	$(48)